BASIS OF PRESENTATION	3 Months Ended
Jul. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 2 — BASIS OF PRESENTATION

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. In the opinion of management, the accompanying unaudited interim financial statements include all adjustments considered necessary for a fair presentation of the Company’s financial position and results for the interim period. The results of operations for the three months ended July 31, 2026 are not necessarily indicative of results that may be expected for the full fiscal year ending April 30, 2027.

These interim financial statements should be read together with the Company’s audited financial statements as of April 30, 2026 and for the period from February 24, 2026 (inception) through April 30, 2026. The Company’s fiscal year ends on April 30. No comparable prior-year interim period is presented because the Company was incorporated on February 24, 2026 and had no corresponding prior-year operations.